Lease - Summary of Supplemental Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets	¥ 247,819	$ 38,888	¥ 267,352	¥ 5,504
Operating lease liabilities	¥ 264,069		¥ 264,869	¥ 5,504